Other Financial Assets	6 Months Ended
Jun. 30, 2025
Other Financial Assets [Abstract]
Other financial assets
8.	Other financial assets

	June 30, 2025	December 31, 2024
	USD	USD

Keyman insurance	74,108	69,505
Advance to supplier	663,338	323,514
	737,446	393,019

Advances to supplier pertain to credit notes issued by the supplier. The credit notes raised as compensation for the unsatisfactory of their services. These credit notes were partially offset against current purchases but could not be fully utilized as at the reporting date. The remaining balance will be fully utilized and offset against future purchases.